Putnam Investments

100 Federal Street

Boston, MA 02110

February 16, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam VT Equity Income Fund (the “Fund”), a series of Putnam Variable Trust (the “Trust”) (Reg. No. 033-17486) (811-05346) – Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “SEC”). The Amendment is marked to show changes from the Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2020, filed with the SEC on April 28, 2020. The Amendment is expected to become effective on April 30, 2021. The Amendment relates solely to the Fund and does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Trust.

We are requesting selective review of the Amendment in accordance with the release of the SEC on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The principal changes reflected in the Amendment are to the Fund’s name and non-fundamental investment policy. The Amendment reflects the Fund’s new name, Putnam VT Large Cap Value Fund. In connection with this name change, the Fund’s existing policy (under normal circumstances) to invest at least 80% of the Fund’s net assets in common stocks and other equity investments that offer the potential for current income is revised to require Putnam Management to, under normal circumstances, invest at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 1000 Value Index. The Amendment also includes updated standard Putnam disclosure. Updated financial statements will be filed by amendment.

We are requesting selective review of the Amendment based on the following circumstances:

1.       The disclosure in the Amendment is substantially similar to disclosure previously reviewed by the staff of the SEC in the Trust’s filing on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on February 28, 2020 (SEC Accession Number: 0000928816-20-000223), except with respect to Fund-specific sections (such as the Fund’s name, investment objective, investment strategies and risks, and portfolio management) and routine annual update changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act.

2.       With respect to the Fund-specific sections, the disclosure in the Amendment is substantially similar to disclosure that will be reviewed by the staff of the SEC in the Registration Statement for Putnam Equity Income Fund,1 which filed a post-effective amendment under Rule 485(a) on January 29, 2021 (SEC Accession Number: 0000928816-21-000142) (the “Equity Income Fund Amendment”). The principal changes reflected in the Equity Income Fund Amendment were to Putnam Equity Income Fund’s name and non-fundamental investment policy and were substantially identical to the principal changes reflected in the Amendment. Any comments received from the staff of the SEC on the Equity Income Fund Amendment will be addressed, as applicable, in a post-effective amendment under Rule 485(b) to Putnam Equity Income Fund’s registration statement on or around March 30, 2021.

Any comments or questions on this filing may be directed to the undersigned at 1-617-760-2577.

Very truly yours,

/s/ Venice Monagan

Venice Monagan

Counsel

cc:	Timothy F. Cormier, Esq.
James E. Thomas, Esq.
Ropes & Gray LLP

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1 As of March 30, 2021, Putnam Equity Income Fund will be known as Putnam Large Cap Value Fund.